Deferred Compensation Plans (Stock Option Plans, Weighted-Average Assumptions) (Details)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Deferred Compensation Arrangements [Abstract]
Expected volatility	41.78%	40.51%	40.06%
Expected dividends yield	3.31%	1.73%	3.25%
Expected lives (in years)	6	6	6
Risk-free interest rate	0.63%	0.76%	1.01%